Long-term debt - Future Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Future principal payments of long-term debt including capital leases
2019	$ 896
2020	16,039
2021	15,742
2022	15,000
2023	15,000
Future principal payments	62,677
Less unamortized debt discount related to long-term debt	(2,843)
Less current portion of long-term debt	(896)	$ (4,921)
Long-term debt	$ 58,938	$ 58,599